UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason Global Asset Allocation, LLC
Address: 620 Eighth Avenue
         New York, NY  10018

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Jensen
Title:     Managing Director, Chief Compliance Officer
Phone:     212-805-6059

Signature, Place, and Date of Signing:

     Fred Jensen     New York, NY     May 15, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $236,287 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     S&P CITINT TBD   464288117     3017    30256 SH       DEFINED 1               30256        0        0
ISHARES TR                     CORE S&P500 ETF  464287200    64303   408630 SH       DEFINED 1              408630        0        0
ISHARES TR                     CORE TOTUSBD ETF 464287226     8508    76834 SH       DEFINED 1               76834        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432    15601   132473 SH       DEFINED 1              132473        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    22139   375349 SH       DEFINED 1              375349        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     6700    82542 SH       DEFINED 1               82542        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     4005    56112 SH       DEFINED 1               56112        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1356    11178 SH       DEFINED 1               11178        0        0
ISHARES TR                     RUSSELL 2000     464287655     3896    41256 SH       DEFINED 1               41256        0        0
ISHARES TR                     BARCLYS INTER CR 464288638     3041    27361 SH       DEFINED 1               27361        0        0
ISHARES TR                     RUSSELL 1000     464287622     3623    41538 SH       DEFINED 1               41538        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     9691    61852 SH       DEFINED 1               61852        0        0
SPDR SERIES TRUST              BRC HGH YLD BD   78464A417      544    13218 SH       DEFINED 1               13218        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    52558   628372 SH       DEFINED 1              628372        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     6177    76291 SH       DEFINED 1               76291        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    21313   302182 SH       DEFINED 1              302182        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751     9246   101431 SH       DEFINED 1              101431        0        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858      569    13270 SH       DEFINED 1               13270        0        0